Share-based payments - Additional information (Details)	Jun. 30, 2026 Options £ / shares	Dec. 31, 2025 Options £ / shares
2021 Incentive Plan
Share-based payments
Number of options exercisable | Options	2,792,941	1,727,449
2021 Incentive Plan | Minimum
Share-based payments
Exercise price of share options exercisable	£ 0	£ 0
2021 Incentive Plan | Maximum
Share-based payments
Exercise price of share options exercisable	£ 8.76	£ 8.92
EMI Scheme
Share-based payments
Number of options exercisable | Options	672,961	676,571
Exercise price of share options exercisable	£ 1.73	£ 1.7